Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (5,887)	$ 11,647	$ 21,669
Other comprehensive income (loss):
Foreign currency translation adjustment	(3,915)	1,481	(3,832)
Foreign currency hedge contract gains (losses)	3,617	(1,066)	3,355
Interest rate swap and cap contract gains (losses)	(2,606)	(3,594)	4,907
Other comprehensive income (loss)	(2,904)	(3,179)	4,430
Comprehensive income (loss)	(8,791)	8,468	26,099
Comprehensive (income) loss attributable to noncontrolling interests:
Comprehensive (income) loss attributable to noncontrolling interests	615	(1,522)	(3,342)
Comprehensive income (loss) attributable to SmartStop Self Storage REIT, Inc. stockholders	$ (8,176)	$ 6,946	$ 22,757